Equity - Schedule of changes in currency translation reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity [Line Items]
Opening balance	€ 540	€ (2,342)
Closing balance	2,192	540	€ (2,342)
Currency translation reserve
Disclosure of equity [Line Items]
Opening balance	(3,483)	(3,636)	(2,079)
Unrealised revaluations	(7)	(61)	106
Realised gains/losses transferred to the statement of profit or loss	4		(1)
Exchange rate differences	444	214	(1,662)
Closing balance	(2,395)	(3,483)	€ (3,636)
Currency translation reserve | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of equity [Line Items]
Opening balance	€ 647
Closing balance		€ 647